Financial Risk Management - Market Price Fluctuations - Pre Tax Foreign Exchange (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Investing activities	$ 88.8	$ (136.9)
Underwriting activities	(74.9)	19.7
Foreign currency forward contracts	(11.1)	(12.3)
Foreign currency net gains (losses) included in pre-tax earnings (loss)	$ 2.8	$ (129.5)